Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying financial statements of the Plan are maintained on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting periods. Actual results could differ from those estimates.

Valuation of Investments

Valuation of Investments

The money market funds, mutual funds and common stock investments offered through the Plan and the Brokerage Link account are valued at fair value based on quoted market prices. Quoted market prices are based on the last reported sales price on the last business day of the Plan year as reported by the principal securities exchange on which the security is traded.

Units in commingled trust funds are valued at the net asset value (the “NAV”) of the units of the collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value and is based on the fair value of the underlying investments held by the commingled trust fund less its liabilities.

Purchases and sales of investments are reflected as of the trade date. Interest income is recorded when earned and dividend income is recorded on the ex-dividend date.

The net appreciation in the fair value of the Plan’s investments, which consists of realized and unrealized gains and losses of those investments, is included in the Statement of Changes in Net Assets Available for Benefits.

Valuation of Notes Receivable from Participants

Valuation of Notes Receivable from Participants

Notes receivable from participants represent participant loans and are valued at the unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when earned. Related fees are recorded as administrative expenses and expensed as incurred. No allowance for credit losses was recorded for the years ended December 31, 2025 and 2024.

Contributions

Contributions

Contributions from the Company are accrued based on the safe harbor contribution provisions of the Plan. Contributions from employees are recorded and remitted in the period in which the Company makes the deductions from the participants' payroll.

Benefit Payments	Benefit Payments Benefit payments are recognized when paid.
Subsequent Events

Subsequent Events

The Plan has evaluated subsequent events through the date the financial statements were issued for events requiring disclosure in the Plan’s financial statements. The Company determined that there were no significant events requiring disclosure.